Risk Management (Details) - Schedule of Financial Assets and off-Balance Sheet Commitments - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Assets and Off Balance Sheet Commitments [Abstract]
Deposits in banks	$ 2,273,282	$ 1,982,942
Cash items in process of collection	812,524	843,816
Financial assets for trading at FVTPL
Financial derivative contracts	10,119,486	11,672,960
Financial assets held for trading	98,308	154,046
Financial assets at FVOCI
Debt financial instruments	4,536,025	5,800,733
Other financial instruments	105,257	142,306
Financial derivative contracts for hedge accounting	605,529	477,762
Financial assets at amortised cost
Debt financial instruments	8,176,895	4,867,591
Interbank loans	68,438	32,990
Loans and account receivable at amortised cost /	39,593,457	37,543,144
Off-balance commitments:
Letters of credit issued	262,496	255,522
Foreign letters of credit confirmed	1,641,510	1,476,599
Performance guarantees	9,490,141	8,974,077
Available credit lines	494,104	924,173
Personal guarantees	813	1,617
Other irrevocable credit commitments	313,505	313,345
Total	$ 70,041,770	$ 75,463,623